Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail)	12 Months Ended
	Jun. 30, 2019 AUD ($) yr	Jun. 30, 2019 GBP (£) yr	Jun. 30, 2019 USD ($)
BHP Group Limited [member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			$ 24.10
Estimated life of awards | yr	3	3
Share price at grant date	$ 33.50
BHP Group Limited [member] | Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			17.36
Risk-free interest rate	2.04%	2.04%
Estimated life of awards | yr	5	5
Share price at grant date	$ 33.50
Estimated volatility of share price	30.00%	30.00%
BHP Group Limited [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			21.29
Dividend yield	5.30%	5.30%
BHP Group Limited [member] | MAP awards [member] | September 24, 2018 grant date [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 33.83
BHP Group Limited [member] | MAP awards [member] | November 12, 2018 grant date [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	33.41
BHP Group Limited [member] | MAP awards [member] | December 18, 2018 grant date [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 33.50
BHP Group Limited [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	1	1
BHP Group Limited [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
BHP Group Limited [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			20.68
Risk-free interest rate	2.13%	2.13%
Estimated life of awards | yr	3	3
Share price at grant date	$ 28.29
Dividend yield	4.71%	4.71%
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			18.68
Share price at grant date | £		£ 16.71
Dividend yield	5.80%	5.80%
BHP Group Plc [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	1	1
BHP Group Plc [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5	5
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year			$ 14.71
Risk-free interest rate	0.86%	0.86%
Estimated life of awards | yr	3	3
Share price at grant date | £		£ 14.04
Dividend yield	5.40%	5.40%